UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2011 (Unaudited)

DWS Mid Cap Growth Fund
	Shares	Value ($)
Common Stocks 97.8%
Consumer Discretionary 17.6%
Auto Components 2.3%
BorgWarner, Inc.* (a)	49,239	3,138,494
Gentex Corp. (a)	75,594	2,236,826
Tenneco, Inc.* (a)	89,678	2,670,611

		8,045,931
Hotels Restaurants & Leisure 3.2%
Darden Restaurants, Inc. (a)	131,284	5,983,925
Panera Bread Co. "A"*	36,056	5,100,121

		11,084,046
Household Durables 1.1%
Jarden Corp. (a)	127,636	3,813,764
Internet & Catalog Retail 1.0%
Priceline.com, Inc.* (a)	7,110	3,325,418
Specialty Retail 7.2%
Advance Auto Parts, Inc.	81,285	5,659,874
Children's Place Retail Stores, Inc.* (a)	105,264	5,591,624
Guess?, Inc. (a)	143,600	4,282,152
Tiffany & Co.	67,007	4,439,884
Urban Outfitters, Inc.* (a)	174,474	4,808,503

		24,782,037
Textiles, Apparel & Luxury Goods 2.8%
Deckers Outdoor Corp.*	69,322	5,238,664
Hanesbrands, Inc.* (a)	201,743	4,410,102

		9,648,766
Consumer Staples 4.9%
Food Products 1.4%
Diamond Foods, Inc. (a)	86,736	2,798,971
Green Mountain Coffee Roasters, Inc.* (a)	49,700	2,229,045

		5,028,016
Household Products 1.6%
Church & Dwight Co., Inc. (a)	119,006	5,445,714
Personal Products 1.9%
Herbalife Ltd.	125,318	6,475,181
Energy 10.2%
Energy Equipment & Services 6.9%
Core Laboratories NV (a)	40,422	4,606,087
Dresser-Rand Group, Inc.*	90,776	4,530,630
FMC Technologies, Inc.* (a)	141,149	7,372,213
National Oilwell Varco, Inc. (a)	25,680	1,745,983
Oil States International, Inc.* (a)	71,173	5,435,482

		23,690,395
Oil, Gas & Consumable Fuels 3.3%
Alpha Natural Resources, Inc.*	103,205	2,108,478
Concho Resources, Inc.* (a)	40,211	3,769,781
Pioneer Natural Resources Co.	35,289	3,157,660
Ultra Petroleum Corp.*	82,700	2,450,401

		11,486,320
Financials 9.4%
Capital Markets 2.9%
Affiliated Managers Group, Inc.*	30,638	2,939,716
Invesco Ltd.	102,193	2,053,057
Lazard Ltd. "A"	111,352	2,907,401
TD Ameritrade Holding Corp.	124,891	1,954,544

		9,854,718
Commercial Banks 1.1%
Prosperity Bancshares, Inc. (a)	93,162	3,759,087
Diversified Financial Services 1.3%
Portfolio Recovery Associates, Inc.* (a)	67,926	4,586,364
Insurance 1.7%
W.R. Berkley Corp. (a)	171,439	5,895,787
Real Estate Investment Trusts 1.4%
American Tower Corp. "A" (REIT)	80,162	4,810,522
Real Estate Management & Development 1.0%
CBRE Group, Inc.*	234,961	3,576,106
Health Care 16.0%
Biotechnology 0.5%
Onyx Pharmaceuticals, Inc.* (a)	41,805	1,837,330
Health Care Equipment & Supplies 2.2%
Sirona Dental Systems, Inc.*	74,465	3,279,438
Thoratec Corp.* (a)	123,928	4,159,024

		7,438,462
Health Care Providers & Services 7.6%
AmerisourceBergen Corp. (a)	109,016	4,054,305
Centene Corp.* (a)	168,085	6,654,485
DaVita, Inc.*	68,273	5,175,776
Fresenius Medical Care AG & Co. KGaA (ADR) (a)	67,655	4,599,187
Humana, Inc.	42,599	3,732,099
Laboratory Corp. of America Holdings* (a)	22,687	1,950,401

		26,166,253
Health Care Technology 1.6%
SXC Health Solutions Corp.* (a)	100,592	5,681,436
Life Sciences Tools & Services 0.7%
Agilent Technologies, Inc.*	68,968	2,409,052
Pharmaceuticals 3.4%
Pacira Pharmaceuticals, Inc.* (a)	314,163	2,717,510
Questcor Pharmaceuticals, Inc.* (a)	217,065	9,025,563

		11,743,073
Industrials 14.6%
Aerospace & Defense 1.5%
BE Aerospace, Inc.*	131,400	5,086,494
Commercial Services & Supplies 1.1%
Stericycle, Inc.* (a)	46,738	3,641,825
Construction & Engineering 0.7%
Chicago Bridge & Iron Co. NV	66,822	2,525,872
Electrical Equipment 4.0%
General Cable Corp.* (a)	83,012	2,076,130
Rockwell Automation, Inc. (a)	53,875	3,952,809
The Babcock & Wilcox Co.*	125,807	3,036,981
Thomas & Betts Corp.*	86,824	4,740,590

		13,806,510
Machinery 3.9%
Eaton Corp.	77,965	3,393,817
Gardner Denver, Inc.	47,102	3,629,680
Joy Global, Inc.	66,196	4,962,714
Timken Co.	41,251	1,596,826

		13,583,037
Professional Services 2.4%
IHS, Inc. “A”* (a)	44,692	3,850,663
Robert Half International, Inc. (a)	163,001	4,639,008

		8,489,671
Road & Rail 1.0%
Kansas City Southern* (a)	49,030	3,334,530
Information Technology 18.4%
Communications Equipment 1.9%
Comverse Technology, Inc.*	26,802	180,109
Harris Corp.	55,248	1,991,138
Polycom, Inc.*	154,234	2,514,014
Riverbed Technology, Inc.*	79,665	1,872,128

		6,557,389
Computers & Peripherals 0.8%
NetApp, Inc.* (a)	49,525	1,796,272
Western Digital Corp.*	30,235	935,773

		2,732,045
Internet Software & Services 1.4%
Equinix, Inc.*	49,073	4,976,002
IT Services 3.7%
Cognizant Technology Solutions Corp. “A”*	61,484	3,954,036
Syntel, Inc. (a)	103,012	4,817,872
VeriFone Systems, Inc.*	115,431	4,100,109

		12,872,017
Semiconductors & Semiconductor Equipment 3.8%
Altera Corp.	118,272	4,387,891
Analog Devices, Inc. (a)	109,132	3,904,743
ARM Holdings PLC (ADR)	96,993	2,683,796
Atmel Corp.*	243,377	1,971,354

		12,947,784
Software 6.8%
Check Point Software Technologies Ltd.* (a)	67,327	3,537,361
Concur Technologies, Inc.* (a)	36,825	1,870,342
Informatica Corp.* (a)	85,853	3,170,551
Intuit, Inc. (a)	86,539	4,551,086
MICROS Systems, Inc.*	71,292	3,320,781
Red Hat, Inc.*	90,816	3,749,793
Rovi Corp.*	126,137	3,100,447

		23,300,361
Materials 6.7%
Chemicals 1.7%
CF Industries Holdings, Inc.	23,129	3,353,242
Solutia, Inc.*	147,431	2,547,608

		5,900,850
Containers & Packaging 0.9%
Crown Holdings, Inc.*	94,794	3,183,182
Metals & Mining 3.0%
Allegheny Technologies, Inc.	65,194	3,116,273
Cliffs Natural Resources, Inc. (a)	51,781	3,228,545
Thompson Creek Metals Co., Inc.* (a)	286,457	1,993,741
Walter Energy, Inc. (a)	30,348	1,837,875

		10,176,434
Paper & Forest Products 1.1%
Schweitzer-Mauduit International, Inc. (a)	54,899	3,648,588

Total Common Stocks (Cost $282,170,079)		337,346,369
Securities Lending Collateral 38.2%
Daily Assets Fund Institutional, 0.18% (b) (c) (Cost $131,483,452)	131,483,452	131,483,452
Cash Equivalents 2.9%
Central Cash Management Fund, 0.07% (b) (Cost $10,040,821)	10,040,821	10,040,821

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $423,694,352) †	138.9	478,870,642
Other Assets and Liabilities, Net	(38.9)	(134,067,054)

Net Assets	100.0	344,803,588

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $422,932,997.  At December 31, 2011, net unrealized appreciation for all securities based on tax cost was $55,937,645.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $72,728,365 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,790,720.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2011 amounted to $128,046,142, which is 37.2% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$337,346,369	$—	$—	$337,346,369
Short-Term Investments(d)	141,524,273	—	—	141,524,273
Total	$478,870,642	$—	$—	$478,870,642

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended December 31, 2011.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Mid Cap Growth Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2012